Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Lease liability	-	11,896